Consolidated statements of changes in equity - HKD ($)	Total	Share capital	Share premium	Translation reserve	(Accumulated losses) retained earnings
Beginning balance at Dec. 31, 2023	$ 619,692,856	$ 1,560	$ 623,998,440	$ 11,137	$ (4,318,281)
Profit and total comprehensive (expense) income
Profit for the year	4,472,893				4,472,893
Other comprehensive expense for the year	(198,909)			(198,909)
Total comprehensive income for the year	4,273,984			(198,909)	4,472,893
Ending balance at Dec. 31, 2024	623,966,840	1,560	623,998,440	(187,772)	154,612
Profit and total comprehensive (expense) income
Profit for the year	5,804,192				5,804,192
Other comprehensive expense for the year	(156,333)			(156,333)
Total comprehensive income for the year	5,647,859			(156,333)	5,804,192
Ending balance at Dec. 31, 2025	$ 629,614,699	$ 1,560	$ 623,998,440	$ (344,105)	$ 5,958,804